Note 21 - Segment and Geographic Information	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Segment Reporting [Text Block]

15. Segment and Geographic Information

The Company has two reportable segments that consist of operations segmented by geographical region, United States Operations and European Operations. The Chief Operating Decision-Maker (CODM) is the CEO.

In evaluating financial performance, the CODM uses Adjusted EBITDA to assess segment performance and decide how to allocate resources. Adjusted EBITDA is defined as earnings before interest expense, income tax expense, depreciation and amortization, and any one time non-operational costs or costs related to financing or capital transactions. The Company uses Adjusted EBITDA because management believes that it can be a useful financial metric in understanding the Company’s earnings from operations. Adjusted EBITDA is not a measure of the Company’s financial performance under GAAP and should not be considered as an alternative to net income or any other performance measure derived in accordance with GAAP. The Company evaluates many of our capital expenditure decisions at a regional level. Accordingly, expenditures on property, plant and equipment and associated debt by segment are presented.

The following tables present information related to the Company’s reportable segments. The data has been presented to show the effect of discontinued operations for subsidiaries sold or deconsolidated.

	Three Months Ended
	March 31,
Net Income/(loss) by Segment	2026	2025
	(in thousands)
Europe	$(245)	$2,809
United States	(648)	(2,989)
Total for the period	$(892)	$(180)

	As of	Year Ended
	March 31,	December 31,
Assets by Segment	2026	2025
	(in thousands)
Europe
Other Assets	$12	$12
Total for Europe	$12	$12

United States
Intangible assets	$37,041	$37,518
Goodwill	$18,964	18,964
Other assets	881	550
Total for United States	$56,886	$57,032

	As of	Year Ended
	March 31,	December 31,
Liabilities by Segment	2026	2025
	(in thousands)
Europe – Continuing Operations
Debt	$1,150	$1,176
Other Liabilities	$1,082	1,076
Total for Europe – Continuing Operations	$2,232	$2,252

United States – Continuing Operations
Debt	$6,347	$14,885
Other Liabilities	$17,186	16,886
Total for United States – Continuing Operations	$23,533	$31,771

	Three Months Ended
	March 31,
Adjusted EBITDA by Segment	2026	2025
	(in thousands)
Europe	$(211)	$(426)
US	(1,110)	(1,029)
Total for the period	$(1,321)	$(1,455)

Below is a reconciliation of net income to Adjusted EBITDA for the periods presented:

	Three Months Ended
	March 31,
Adjusted EBITDA Reconciliation to Net Loss	2026	2025
	(in thousands)
Europe
Adjusted EBITDA	$(211)	$(426)
Depreciation, amortization, and accretion	-	-
Interest expense	(34)	(354)
Gain on sale of subsidiaries	-	$3,589
Net Income /(Loss)	$(245)	$2,809

US
Adjusted EBITDA	$(1,110)	$(1,029)
Depreciation, amortization, and accretion	(477)	(130)
Interest expense	(242)	(1,835)
Fair value movement of convertible notes	(2,363)	(806)
Fair value movement of warrants	-	811
Gain on settlement of debt	5,257	-
Issuance cost put option liability (Series D)	(6)
Loss on extinguishment of debt	(1,706)	-
Net Loss	$(648)	$(2,989)
Income Taxes	-	-
Consolidated Net Income / (Loss)	$(892)	$(180)

21.	Segment and Geographic Information

Effective January 1, 2024, the Company adopted Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This update requires disclosure of significant segment expenses regularly provided to the Chief Operating Decision Maker (CODM) and enhances qualitative disclosures about segment operations. The adoption of this ASU did not impact the Company’s consolidated financial position, results of operations, or cash flows.

The Company has two reportable segments that consist of PV operations by geographical region, United States Operations and European Operations. European operations represent our most significant business. The Chief Operating Decision-Maker (CODM) is the CEO.

Historically, the European Segment derives revenues from three sources, Country Renewable Programs, Green Certificates and Long-term Offtake Agreements. The United States Segment revenues are derived from Long-term Offtake Agreements. As of December 31, 2024, the Company had no revenue from discontinued operations as the operating parks in Poland, the Netherlands, and Romania were sold. Additionally, the Company had no revenue continuing operations as the Lightwave operating parks were sold back to the parent company, AEG, as a result of the deconsolidation of Alternus Energy Americas Inc. on November 5, 2024.

           In evaluating financial performance, the CODM uses Adjusted EBITDA to assess segment performance and decide how to allocate resources. Adjusted EBITDA is defined as earnings before interest expense, income tax expense, depreciation and amortization, and any one time non-operational costs or costs related to financing or capital transactions. The Company uses Adjusted EBITDA because management believes that it can be a useful financial metric in understanding the Company’s earnings from operations. Adjusted EBITDA is not a measure of the Company’s financial performance under GAAP and should not be considered as an alternative to net income or any other performance measure derived in accordance with GAAP. As a trans-Atlantic independent solar power provider, we evaluate many of our capital expenditure decisions at a regional level. Accordingly, expenditures on property, plant and equipment and associated debt by segment are presented.

The following tables present information related to the Company’s reportable segments. The data has been presented to show the effect of discontinued operations from Poland, the Netherlands, and Romania for all periods.

	Year Ended December 31,
Revenue by Segment	2025	2024
	(in thousands)
Europe – Discontinued Operations	-	9,809
United States	-	311
Total for the period	$-	$10,120

	Year Ended December 31,
Net Income/(Loss) by Segment	2025	2024
	(in thousands)
Europe	$13,704	$(10,584)
Europe – Discontinued Operations	-	45,912
United States	(21,010)	(14,250)
Total for the period	$(7,306)	$21,078

	Year Ended December 31,
Assets by Segment	2025	2024
	(in thousands)
Europe – Continuing Operations
Other Assets	12	3,958
Total for Europe – Continuing Operations	$12	$3,958

United States – Continuing Operations
Intangible assets	$37,518	$-
Goodwill	$18,964	$-
Other Assets	550	3,769
Total for United States – Continuing Operations	$57,032	$3,769

	Year Ended December 31,
Liabilities by Segment	2025	2024
	(in thousands)
Europe – Continuing Operations
Debt	$1,176	$19,807
Other Liabilities	1,075	1,200
Total for Europe – Continuing Operations	$2,252	$21,007

United States – Continuing Operations
Debt	$14,885	$9,598
Other Liabilities	16,885	11,007
Total for United States – Continuing Operations	$31,771	$20,605

	Year Ended December 31,
Revenue by Product Type	2025	2024
	(in thousands)
Country Renewable Programs (FiT)
United States - Continuing operations	$-	$311
Total for the period	$-	$311

Country Renewable Programs (FiT)
Europe – Discontinued Operations	-	334
Total for the period	$-	$334

Green Certificates (FiT)
Europe – Discontinued Operations	$-	$5,803
Total for the period	$-	$5,803

Energy Offtake Agreements (PPA)
Europe – Discontinued Operations	-	3,638
Total for the period	$-	$3,638

Other Revenue
Europe – Discontinued Operations	-	34
Total for the period	$-	$34

	Year Ended December 31,
Adjusted EBITDA by Segment	2025	2024
	(in thousands)
Europe	$(1,225)	$(3,347)
Europe – Discontinued Operations	-	5,485
United States	(6,840)	(8,454)
Total for the period	$(8,065)	$(6,316)

Below is a reconciliation of net income to adjusted EBITDA for the periods presented:

	Year Ended December 31,
Adjusted EBITDA Reconciliation to Net Income/(Loss)	2025	2024
	(in thousands)
Europe
Adjusted EBITDA	$(1,225)	$(3,347)
Depreciation, amortization, and accretion	-	(21)
Interest expense	(584)	(3,953)
Impairment of assets	-	(3,263)
Gain on sale of assets	15,513	(3,263)
Net Income (Loss)	$13,704	$(10,584)

Europe – Discontinued Operations
Adjusted EBITDA	$-	$5,485
Depreciation, amortization, and accretion	-	(1,691)
Interest expense	-	(9,726)
Income taxes	-	(87)
Solis bond waiver fee	-	-
Impairment loss recognized on the remeasurement to fair value less costs to sell	-	-
Gain on sale of discontinued operations, net assets	-	51,931
Net Income (Loss)	$-	$45,912

United States
Adjusted EBITDA	$(6,840)	$(8,454)
Depreciation, amortization, and accretion	(593)	(194)
Interest expense	(3,614)	(4,820)
Fair value movement of FPA asset	-	(483)
Fair value movement of convertible note	(3,967)	67
Debt restructuring costs	(753)	-
Costs associated with legal actions related to unpaid liabilities	(1,232)	-
Fair value movement of warrant	1,564	565
Loss on issuance of debt	(35)	-
Loss on extinguishment of debt	(3,187)	-
Gain on settlement of liabilities	596	-
Loss on settlement of SAA with Hover	(2,025)	-
Provision for loss from related party	(561)	(520)
Other expense	(363)	179
Income taxes	-	(590)
Net Income (Loss)	$(21,010)	$(14,250)
Consolidated Net Income (Loss)	$(7,306)	$21,078

Theres was no revenue in the year ended December 3, 2025.

One customer represented 100% of continuing operational revenues during the year ended December 31, 2024. The revenues from this customer accounted for $0.3 million of revenue for the year ended December 31, 2024.  Five customers represented 76% of the discontinued operational revenues during the year ended December 31, 2024. The revenues from these customers accounted for $7.7 million of revenue for the year ended December 31, 2024.